Allianz Life Insurance Company of New York

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com
www.allianzlife.com

VIA EDGAR

April 26, 2013

Securities and Exchange Commission
Insured Investments Office
100 F Street, NE
Washington, DC    20549-4644

Re:           Allianz Life of NY Variable Account C
Registration Statement Nos. 333-167334 and 811-05716

Dear Sir/Madam:

Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the most recent post-effective amendment, which Amendment has been filed electronically.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.

Sincerely,

Allianz Life Insurance Company of New York

By: /s/           Stewart D. Gregg
Stewart D. Gregg